Taxes - Summary of Reconciliation of Deferred Tax Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	$ 1,717	$ 1,959
Deferred tax liabilities	1,627	2,457
PRRT [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,101	1,821
Deferred tax liabilities	389	613
PRRT [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	455	1,460
Deferred tax liabilities	1,309	1,281
PRRT [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	231	113
Deferred tax liabilities	(38)	(62)
PRRT [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	445	271
Deferred tax liabilities	(995)	(743)
PRRT [member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(30)	(23)
Deferred tax liabilities	113	137
Income Tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,717	1,959
Deferred tax liabilities	1,627	2,457
Income Tax [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	227	60
Deferred tax liabilities	(1,856)	(1,280)
Income Tax [member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(9)	34
Deferred tax liabilities	(76)	(89)
Income Tax [member] | Oil and gas properties [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(1,388)	(1,496)
Deferred tax liabilities	2,939	2,857
Income Tax [member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	60	30
Deferred tax liabilities	127	67
Income Tax [member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	40	23
Deferred tax liabilities	(48)	(22)
Income Tax [member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	118	347
Income Tax [member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,686	1,464
Income Tax [member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	36	0
Income Tax [member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	0	23
Deferred tax liabilities	(2)	(36)
Income Tax [member] | Income tax deferred tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	616	138
Deferred tax liabilities	$ 1,238	$ 1,844